Concentration and Risk (Tables)	6 Months Ended
Jun. 30, 2022
Concentration and Risk
Schedule of components of cash and cash equivalents and restricted cash maintained at bank

	As of December 31,	As of June 30
	2021	2022
	RMB	RMB
RMB denominated bank deposits with:
Financial Institutions in the PRC	264,964	189,401
HKD denominated bank deposits with:
Financial Institutions in the Hong Kong	249	281
U.S. dollar denominated bank deposits with:
Financial Institutions in the Hong Kong	181,263	74,238
Financial Institutions in the PRC	69,762	10,020